PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	$ 43,669	$ 37,037
Less: accumulated depreciation	(15,932)	(15,015)
Less: impairment loss	(1,613)	(1,565)
Property equipment and software, net	26,124	20,457
Amortization expenses	368	397	655
Depreciation expenses	1,268	2,038	3,806
Capitalized interest expenses	347	55	0
impairment loss			(1,743)
Equipment and office furniture
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	11,436	10,875
Estimated useful life	5 years
Property under capital lease
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	1,639
Property under capital lease	1,639
Initial term	20 years
Extended term	15 years
Amortization expenses	12	0	0
Estimated useful life	35 years
Future minimum lease payments	0
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	3,438	2,734
Mask and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	761	661
Estimated useful life	2 years
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	1,511	1,398
Estimated useful life	5 years
Purchased software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	3,457	3,352
Construction in progress
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	21,427	18,017
Amount of construction in progress to secure long-term bank loan of Vimicro Tianjin by means of a collateral	$ 19,640	$ 17,209